Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (26,917)	$ (2,200)	$ (65,293)	$ (2,003)	$ (17,418)	$ (3,957)
Other comprehensive (loss) income:
Foreign currency translation adjustment	174	(653)	118	(1,032)	167	26
Pension liability, net of tax of $57 and $35, respectively	0	0	0	0	5,791	(2,134)
Natural gas hedge adjustments, net of tax of $760 and ($1,073), respectively	146	(204)	177	786	1,267	1,786
Other comprehensive income (loss)	320	(857)	295	(246)	7,225	(322)
Comprehensive loss	(26,597)	(3,057)	(64,998)	(2,249)	(10,193)	(4,279)
Less: Comprehensive loss attributed to noncontrolling interests	(19)	0	(56)	0	(17)	0
Comprehensive loss attributable to common stockholders	$ (26,578)	$ (3,057)	$ (64,942)	$ (2,249)	$ (10,176)	$ (4,279)